Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000009521 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Research Fund
Class Name	Class A
Trading Symbol	DRFAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Research Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Research Fund (Class A)	$36	0.68%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.27%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+27% vs +7%) and underweight (average weighting 26% vs 34%)
    Samsung Electronics (+119%), Applied Materials (+80%), and Lam Research (+147%) - three largest individual contributors
    Texas Instruments (+21%)
  Financials - outperformed the Index sector (+13% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), Fifth Third Bancorp (+23%), Julius Baer Group (+23%), and Ping An Insurance (+38%)
  Consumer Staples - outperformed the Index sector (+24% vs +8%) and underweight (average weighting 1% vs 5%)
  Individual holding
    Alphabet (+76%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-8% vs +9%)
    Entain (-38%), Sea (-26%), and Meituan (-16%)
    Meituan - no longer a Fund holding
  Communication Services - underperformed the Index sector (+7% vs +24%) and underweight (average weighting 5% vs 10%)
    Pinterest (-43%) and Meta Platforms (-7%)
  Significantly overweight in Financials (average weighting 34% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-3% vs +10%)
    DiDi Global (-24%) and Full Truck Alliance (-14%)
    DiDi Global - new purchase during the period
  Individual Information Technology holdings
    SAP (-30%) and Microsoft (-19%) - two largest individual detractors
    Oracle (-35%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis Research Fund (Class A) — Without sales charge	21.95%	12.02%	13.98%
Davis Research Fund (Class A) — With sales charge*	16.16%	10.93%	13.43%
S&P 500 Index	16.35%	14.98%	15.56%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 .
Net Assets	$ 79,300,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 222,200
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/26 (in millions)	$79.3
Total number of portfolio holdings as of 01/31/26	64
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in thousands)	$222.2

Holdings [Text Block]	Top Sectors as of 01/31/26 Net Assets
Financials	31.99%
Information Technology	26.48%
Consumer Discretionary	13.85%
Communication Services	4.85%
Health Care	3.73%

[1]	Annualized.